Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions	Provisions
Accounting policies

Provisions for contingencies and charges
Provisions for contingencies and charges reflect obligations resulting from various disputes and risks for which due dates and amounts are uncertain, that the Company may face as part of its normal business activities.
A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The amount recorded in provisions is a best estimate of the outflow of resources that will be required to settle the obligation, discounted, if required, at year-end.

Provisions for retirement obligations
Company employees receive the retirement benefits provided for by law in France:
•Lump-sum retirement benefit paid by the Company to employees upon retirement (defined benefit plan); and
•Pension benefits paid by social security agencies, which are financed through employer and employee contributions (State defined contribution plan).
The cost of retirement benefits payable under defined benefit plans is estimated using the projected credit unit cost method.
Past service cost related to non-vested benefits is recognized as an expense (increase in the benefits granted) or as income (reduction in the benefits granted) when the plan amendment or curtailment occurs. Actuarial gains and losses are recognized directly and in full in other comprehensive income (loss) under equity.
Retirement benefit obligations are measured at the present value of future estimated payments by reference to market yields on high quality corporate bonds with a maturity equivalent to that estimated for the plan. The Company uses experts to carry out an annual valuation of the plans. The Company's payments to defined contribution plans are recognized as expenses in each period to which they relate.
As of December 31, 2023 and 2022, the Company updated the parameters for calculating the lump-sum retirement benefit plan to take recent changes into account. The salary increase rate, staff turnover and discount rate were all updated (see Note 11.2 for further details on assumptions used).

(in thousands of euros)	As of January 1, 2023	Increases	Decreases(1)	Currency translation	As of December 31, 2023
Lump-sum retirement benefits	270	53	—	—	323
Non-current provisions	270	53	—	—	323
Provisions for disputes	177	383	(46)	(8)	506
Provisions for charges	150	104	—	—	253
Current provisions	327	487	(46)	(8)	760
Total provisions	597	540	(46)	(8)	1,083

(in thousands of euros)	As of January 1, 2022	Increases	Decreases(1)	Currency translation	As of December 31, 2022
Lump-sum retirement benefits	318	—	(48)	—	270
Non-current provisions	318	—	(48)	—	270
Provisions for disputes	94	80	—	—	177
Provisions for charges	16	150	(16)	—	150
Current provisions	110	230	(16)	—	327
Total provisions	428	230	(64)	—	597
(1)See Statement of consolidated cash flows and Note 16.4 for the nature of these decreases

11.1 Current provisions

Provisions for disputes include ongoing employee disputes. The increase during 2023 and 2022 of €0.3 million and €80 thousand respectively, were due to new employee disputes that occurred during the respective years.
The increase in provisions for charges is due to a provision of €0.1 million that has been allocated for the social levy on attendance fees.
A provision for a rent-free period on premises amounting to €0.2 million was recorded as of December 31, 2022, and no changes were noted this fiscal year.

11.2 Non-current provisions

Commitments for retirement benefits

	As of December 31,
(in thousands of euros)	2023	2022	2021
Provision as of beginning of period	270	318	414
Cost of services	65	75	84
Interests / discounting costs	10	3	1
Expense for the period	75	78	85
Gains or losses related to experience	(13)	(29)	(133)
Gains or losses related to change in demographic assumptions	(30)	5	(5)
Gains or losses related to change in financial assumptions	21	(102)	(43)
Actuarial gains or losses recognized in other comprehensive income	(22)	(126)	(182)
Provision as of end of period	323	270	318

The assumptions used to measure lump-sum retirement benefits are as follows:

As of December 31,
Measurement date	2023	2022	2021
Retirement assumptions	Management: Age 66 Non-management: Age 64	Management: Age 66 Non-management: Age 64	Management: Age 66 Non-management: Age 64
Social security contribution rate	45%	44%	42%
Discount rate	3.30%	3.69%	0.98%
Mortality tables	Regulatory table INSEE 2017 - 2019	Regulatory table INSEE 2016 - 2018	Regulatory table INSEE 2015 -2017
Salary increase rate (including inflation)	Executive: 4% Non-Executive: 3.5%	Executive: 4% Non-Executive: 3.5%	Executive: 3% Non-Executive: 2.5%
Staff turnover	Constant average rate of 8.4%	Constant average rate of 5.86%	Constant average rate of 5.86%
Duration	20 years	20 years	20 years
The rights granted to Company employees are defined in the Collective Agreement for the Pharmaceutical industry (manufacturing and sales of pharmaceutical products).
The staff turnover rate was determined using a historical average over the 2018-2023 period.
The sensitivity to the discount rate and to the salary growth is as follows:

Discount rate	3.05%	3.30%	3.55%
Defined Benefit Obligation as of December 31, 2023 (in thousands of euros)	337	323	309
The Company does not expect to pay a material amount of benefits for the five next years.